Labor and social obligations (Tables)	12 Months Ended
Dec. 31, 2021
Labor and social obligations
Schedule of labor and social obligations

	2021	2020
Bonuses (a)	30,789	31,046
Payroll and social charges	96,343	53,462
Payroll accruals	24,225	25,582
Other labor	6,905	11,549
	158,262	121,639
Current	157,601	85,069
Non-current	661	36,570

Summary of movements of outstanding shares of restricted stock

The following table reflects the movements of outstanding shares from the grant date until December 31, 2021:

Number of
restricted
stock units
Outstanding at December 31, 2020	161,231
Granted (a)	251,555
Vested (b)	(177,331)
Restricted stocks units transferred	(92,561)
Effectively forfeited	(710)
Outstanding at December 31, 2021	142,184
(a)	These shares granted are adjusted accordingly to a performance program, which can increase or reduce the number of shares that will be transferred after the vesting period.
(b)

Refers to the total number of shares whose vesting period was fulfilled as defined in the contract (anniversary date), but not yet transferred to the beneficiaries on December 31, 2021. Restricted Shares will be transferred to the participant only after the vesting period has been completed or in the event of contractual termination.

Summary of grant date fair value of equity instruments

The fair value of these equity instruments was measured on the grant date as follows:

	Final							Unit
	vesting		Total shares	Total shares	Total shares	Total shares	Average fair value at	value
Grant date (a)	date	Vesting period (% per year)	granted	cancelled	vested (b)	outstanding	grant date	average
30/04/2019	28/09/2021	3 years (33.33%)	542,760	(76,277)	(466,483)	—	68,800	126.76
30/06/2019	30/06/2020	1 year (100%)	1,543	—	(1,543)	—	319	206.66
30/06/2019	30/06/2020	1 year (100%)	1,543	—	(1,543)	—	274	177.71
15/10/2019	28/09/2021	3 years (33.33%)	37,929	(7,683)	(30,245)	—	7,593	200.18
23/01/2020	28/09/2022	3 years (33.33%)	13,000	—	(9,783)	3,910	2,788	214.48
02/03/2020	28/09/2022	3 years (33.33%)	36,673	(1,442)	(26,774)	10,279	8,762	238.93
04/03/2020	28/09/2021	3 years (33.33%)	13,164	—	(13,164)	—	3,346	254.21
03/09/2020	28/09/2022	3 years (33.33%)	3,600	(1,687)	(1,913)	—	883	245.18
19/11/2020	30/06/2022	1 year (100%)	3,562	(984)	(2,030)	1,781	772	216.63
19/11/2020	30/06/2021	1 year (100%)	3,086	—	(3,086)	—	669	216.63
10/02/2021	31/03/2023	3 years (33.33%)	8,400	—	(5,126)	5,275	1,723	205.11
10/02/2021	31/03/2024	4 years (20%, 20%, 30%, 30%)	50,200	(1,145)	(17,360)	35,738	10,296	205.11
23/02/2021	30/06/2022	1 year (100%)	1,838	—	(1,162)	1,838	366	198.87
26/02/2021	31/03/2024	4 years (20%, 20%, 30%, 30%)	9,366	—	(3,069)	5,728	1,841	196.58
15/04/2021	30/06/2022	1 year (100%)	1,836	—	(1,082)	1,836	291	158.28
01/06/2021	31/03/2024	4 years (20%, 20%, 30%, 30%)	475	(74)	(140)	276	70	148.28
24/06/2021	31/12/2021	1 year (100%)	89,808	(548)	(89,530)	—	14,837	165.21
30/09/2021	31/03/2024	4 years (20%, 20%, 30%, 30%)	5,000	—	(1,246)	3,522	590	118.02
30/09/2021	28/09/2023	3 years (33.33%)	3,000	—	(1,251)	1,761	354	118.02
30/09/2021	31/03/2024	4 years (20%, 20%, 30%, 30%)	4,000	—	(997)	2,817	472	118.02
30/09/2021	31/03/2025	4 years (20%, 20%, 30%, 30%)	75,000	—	(6,796)	66,031	8,852	118.02
30/09/2021	31/12/2021	1 year (100%)	3,107	—	(3,031)	—	367	118.02
30/09/2021	30/06/2022	1 year (100%)	1,543	—	(520)	1,392	182	118.02
30/09/2021	30/09/2021	1 year (100%)	167	—	(167)	—	20	118.02
Total			910,600	(89,840)	(688,041)	142,184	134,467
(a)	The grant date is the date on which the entity and the counterparty (including employee) entered into a share-based payment agreement, that is, when the entity and the counterparty have a shared understanding of the terms and conditions of the agreement.
(b)	Includes the number of Restricted Shares pro rata in relation to the vesting period not yet fulfilled, based on the number of days the participant worked for the Company during such vesting period until the closing of these financial statements, whose Restricted Shares will be transferred to the participant only after the vesting period has been completed or in the event of contractual termination.